UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2005 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: December 30, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: December 30, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF OCTOBER 31, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 20.15% of Total Net Assets
  43,275 Troy Oz.    Gold bullion (a) ...........................................................      $ 20,127,160

   85,000 Coins      One-ounce gold coins (a) ...................................................        40,743,900
                                                                                                       ------------

                       Total Gold Assets (identified cost $51,119,494)                                 $ 60,871,060
                                                                                                       ------------

                    SILVER ASSETS - 5.10% of Total Net Assets
1,779,864 Troy Oz.   Silver bullion (a) .........................................................      $ 13,437,975

     379 Bags        Silver coins (a) ...........................................................         1,961,631
                                                                                                       ------------

                       Total Silver Assets (identified cost $12,272,743)                               $ 15,399,606
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 9.90% of Total Net Assets
----------------
 CHF 1,190,935       Swiss francs in interest-bearing bank accounts .............................      $    923,312
                                                                                                       ------------
 CHF 4,750,000       4.500% Swiss Confederation bonds, 04-08-06 .................................      $  3,739,679
 CHF 8,125,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         6,610,992
 CHF 7,750,000       4.250% Swiss Confederation bonds, 01-08-08 .................................         6,361,147
 CHF 7,225,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         5,878,697
 CHF 7,660,000       3.500% Swiss Confederation bonds, 08-07-10 .................................         6,395,359
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 28,985,874
                                                                                                       ------------

                       Total Swiss Franc Assets (identified cost $30,979,306)                          $ 29,909,186
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES - 15.15% of Total Net Assets

                    NATURAL RESOURCES - 8.20% of Total Net Assets
     75,000          BHP Billiton, Ltd. (b) .....................................................      $  2,328,750
     35,000          BP, p.l.c. (b) .............................................................         2,324,000
     40,000          Burlington Resources, Inc. .................................................         2,888,800
     40,000          Chevron Corporation ........................................................         2,282,800
     45,000          Devon Energy Corporation ...................................................         2,717,100
     55,000          Forest Oil Corporation (a) .................................................         2,402,400
     50,000          Inco, Ltd. .................................................................         2,011,000
     15,000          Peabody Energy Corporation .................................................         1,172,400
     20,000          Phelps Dodge Corporation ...................................................         2,409,400
     40,000          Pogo Producing Company .....................................................         2,020,000
     35,000          Weyerhaeuser Company .......................................................         2,216,900
                                                                                                       ------------
                                                                                                       $ 24,773,550

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE - 6.95% of Total Net Assets
     50,000          Archstone-Smith Trust ......................................................      $  2,028,500
     45,000          BRE Properties, Inc. Class A ...............................................         1,984,950
     80,000          Equity One, Inc. ...........................................................         1,876,000
     36,000          Federal Realty Investment Trust ............................................         2,183,400
     75,000          New Plan Excel Realty Trust, Inc. ..........................................         1,724,250
     30,000          Pan Pacific Retail Properties, Inc. ........................................         1,905,000
     40,000          Pennsylvania Real Estate Investment Trust ..................................         1,540,000
     16,800          Texas Pacific Land Trust ...................................................         2,473,800
     80,000          United Dominion Realty Trust, Inc. .........................................         1,770,400
     50,000          Urstadt Biddle Properties, Inc. ............................................           876,000
     50,000          Urstadt Biddle Properties, Inc. Class A ....................................           829,000
     60,000          Washington Real Estate Investment Trust ....................................         1,791,000
                                                                                                       ------------
                                                                                                       $ 20,982,300
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $26,905,214)                                $ 45,755,850
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.04% of Total Net Assets

                    CHEMICALS - .64% of Total Net Assets
     15,000          Air Products & Chemicals, Inc. .............................................      $    858,600
    100,000          Chemtura Corporation .......................................................         1,070,000
                                                                                                       ------------
                                                                                                       $  1,928,600
                    COMPUTER SOFTWARE - 3.80% of Total Net Assets
     30,000          Autodesk, Inc. .............................................................      $  1,353,900
     30,000          Computer Associates International, Inc. ....................................           839,100
     40,000          Symantec Corporation (a) ...................................................           954,000
          1          Symantec Corporation warrant (a)(c) ........................................         8,335,800
                                                                                                       ------------
                                                                                                       $ 11,482,800
                    CONSTRUCTION - .76% of Total Net Assets
     15,000          Fluor Corporation ..........................................................      $    954,000
     20,000          Ryland Group, Inc. .........................................................         1,346,000
                                                                                                       ------------
                                                                                                       $  2,300,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    DATA PROCESSING - .74% of Total Net Assets
     35,000          Agilent Technologies, Inc. (a) .............................................      $  1,120,350
     40,000          Hewlett-Packard Company ....................................................         1,121,600
                                                                                                       ------------
                                                                                                       $  2,241,950
                    ELECTRICAL & ELECTRONICS - .89% of Total Net Assets
     40,000          Intel Corporation ..........................................................      $    940,000
     45,000          National Semiconductor Corporation .........................................         1,018,350
    200,000          Sanmina SCI Corporation (a) ................................................           730,000
                                                                                                       ------------
                                                                                                       $  2,688,350
                    ENTERTAINMENT & LEISURE - .84% of Total Net Assets
     40,000          Disney (Walt) Company ......................................................      $    974,800
     25,000          Tribune Company ............................................................           787,750
     25,000          Viacom, Inc. Class A .......................................................           776,250
                                                                                                       ------------
                                                                                                       $  2,538,800
                    FINANCIAL SERVICES - 2.01% of Total Net Assets
     30,000          Bank of New York, Inc. .....................................................      $    938,700
      9,000          Bear Stearns Companies, Inc. ...............................................           952,200
     60,000          Janus Capital Group, Inc. ..................................................         1,053,000
     15,000          Morgan Stanley .............................................................           816,150
     80,000          Schwab (Charles) Corporation ...............................................         1,216,000
     20,000          State Street Corporation ...................................................         1,104,600
                                                                                                       ------------
                                                                                                       $  6,080,650
                    MANUFACTURING - 1.75% of Total Net Assets
     80,000          Dana Corporation ...........................................................      $    600,800
     20,000          Harley-Davidson, Inc. ......................................................           990,600
     10,000          Illinois Tool Works, Inc. ..................................................           847,600
     50,000          Mattel, Inc. ...............................................................           737,500
      2,000          NACCO Industries, Inc. Class A .............................................           232,220
      8,000          NACCO Industries, Inc. Class B .............................................           928,880
     15,000          Parker-Hannifin Corporation ................................................           940,200
                                                                                                       ------------
                                                                                                       $  5,277,800

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 1.14% of Total Net Assets
     55,000          Frontier Oil Corporation ...................................................      $  2,028,400
    160,000          Parker Drilling Company (a) ................................................         1,414,400
                                                                                                       ------------
                                                                                                       $  3,442,800
                    PHARMACEUTICALS - 1.13% of Total Net Assets
     20,000          Amgen, Inc. (a) ............................................................      $  1,515,200
     20,000          Biogen Idec, Inc. (a) ......................................................           812,600
     15,000          Genzyme Corporation (General) (a) ..........................................         1,084,500
                                                                                                       ------------
                                                                                                       $  3,412,300
                    RETAIL - .64% of Total Net Assets
     20,000          Costco Wholesale Corporation ...............................................      $    967,200
     25,000          Williams-Sonoma, Inc. (a) ..................................................           977,750
                                                                                                       ------------
                                                                                                       $  1,944,950
                    TRANSPORTATION - .63% of Total Net Assets
     45,000          Kansas City Southern (a) ...................................................      $    997,200
     50,000          Swift Transportation Company, Inc. (a) .....................................           912,500
                                                                                                       ------------
                                                                                                       $  1,909,700
                    MISCELLANEOUS -  1.07% of Total Net Assets
     15,000          Lockheed Martin Corporation ................................................      $    908,400
     35,000          Qualcomm, Inc. .............................................................         1,391,600
     25,000          Temple-Inland, Inc. ........................................................           920,750
                                                                                                       ------------
                                                                                                       $  3,220,750
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $29,770,782)         $ 48,469,450
                                                                                                       ------------

Principal Amount
----------------
                     DOLLAR ASSETS - 32.92% of Total Net Assets

                     CORPORATE BONDS - .54% of Total Net Assets
   $   200,000        7.125% Aetna, Inc., 08-15-06 ..............................................      $    203,768
       200,000        2.125% Brown-Forman Corporation, 03-15-06 .................................           198,394
       200,000        5.625% CVS Corporation, 03-15-06 ..........................................           200,890
       200,000        7.200% Citicorp, 06-15-07 .................................................           207,236
       200,000        6.450% Dover Corporation, 11-15-05 ........................................           200,146
       200,000        4.875% International Business Machines Corporation, 10-01-06 ..............           200,426
       222,000        5.625% Pfizer, Inc., 02-01-06 .............................................           222,768
       200,000        6.125% Texas Instruments, Inc., 02-01-06 ..................................           200,720
                                                                                                       ------------
                                                                                                       $  1,634,348
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 28.45% of Total Net Assets
   $41,000,000        United States Treasury bond strips (Principal only) 4.822%, 05-15-18 (d) ..      $ 22,556,560
     2,000,000        United States Treasury bonds 6.250%, 08-15-23 .............................         2,334,380
     4,000,000        United States Treasury notes 1.875%, 11-30-05 .............................         3,993,280
     6,000,000        United States Treasury notes 1.875%, 12-31-05 .............................         5,978,700
     6,000,000        United States Treasury notes 1.625%, 02-28-06 .............................         5,952,420
     6,000,000        United States Treasury notes 1.500%, 03-31-06 .............................         5,935,560
     4,000,000        United States Treasury notes 2.250%, 04-30-06 .............................         3,961,560
     4,000,000        United States Treasury notes 2.000%, 05-15-06 .............................         3,952,200
     4,000,000        United States Treasury notes 2.750%, 06-30-06 .............................         3,959,080
     4,000,000        United States Treasury notes 2.375%, 08-31-06 .............................         3,936,560
     4,000,000        United States Treasury notes 2.500%, 09-30-06 .............................         3,934,080
     4,000,000        United States Treasury notes 2.500%, 10-31-06 .............................         3,928,760
     4,000,000        United States Treasury notes 3.375%, 02-28-07 .............................         3,947,520
     4,000,000        United States Treasury notes 3.375%, 02-15-08 .............................         3,910,000
     4,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         3,830,000
     4,000,000        United States Treasury notes 3.000%, 02-15-09 .............................         3,825,000
                                                                                                       ------------
                                                                                                       $ 85,935,660
                                                                                                       ------------

                     REPURCHASE AGREEMENT — 3.93% of Total Net Assets
    11,860,000        State Street Bank & Trust Company investment in a repurchase agreement,
                      purchased 10-31-05, 1.450%, maturing 11-01-05, maturity value $11,860,478(e)     $ 11,860,000
                                                                                                       ------------
                        Total Repurchase Agreement (identified cost $11,860,000)                       $ 11,860,000
                                                                                                       ------------

                        Total Dollar Assets (identified cost $91,544,243)                              $ 99,430,008
                                                                                                       ------------
                        Total Portfolio — 99.26% of total net assets (identified cost $242,591,782)(f) $299,835,160
                        Other assets, less liabilities (.74% of total net assets)                         2,248,662
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $302,083,822
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value determined under policies approved by the Fund’s Board of Directors.
                                  Andrew J.  Layman,  the maker of the warrant has filed an action  seeking,  among other actions, a declaratory judgment that the Fund had failed to timely exercise its rights  under the  warrant,  and that the warrant had lapsed,  entitling  Mr.
                                  Layman to  possession  of the stock  certificates  for the shares of common stock subject to the warrant.  The Fund has filed a counterclaim  to enforce its rights under the warrant and will vigorously defend against the Complaint.  The eventual outcome of this action and any related  litigation  pursuant thereto is uncertain at this time.
                              (d) Interest rate represents yield to maturity.
                              (e) Fully collateralized by United States Treasury securities based on market  prices plus accrued interest at October 31, 2005.
                              (f) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 96.99% of Total Net Assets
  $10,000,000        United States Treasury notes 1.875%, 11-30-05 ..............................      $  9,983,200
    8,000,000        United States Treasury notes 1.875%, 12-31-05 ..............................         7,971,600
    9,000,000        United States Treasury notes 1.875%, 01-31-06 ..............................         8,952,570
   10,000,000        United States Treasury notes 1.625%, 02-28-06 ..............................         9,920,700
   10,000,000        United States Treasury notes 1.500%, 03-31-06 ..............................         9,892,600
                                                                                                       ------------
                       Total United States Treasury securities (identified cost $46,760,886)           $ 46,720,670
                                                                                                       ------------

                    REPURCHASE AGREEMENT — 1.70% of Total Net Assets
      820,000        State Street Bank & Trust Company investment in a repurchase agreement,
                     purchased 10-31-05, 1.450%, maturing 11-01-05, maturity value $820,033(a)...      $    820,000
                                                                                                       ------------
                       Total Repurchase Agreement (identified cost $820,000)                           $    820,000
                                                                                                       ------------
                       Total Portfolio — 98.69% of total net assets (identified cost $47,580,886)(b)   $ 47,540,670
                       Other assets, less liabilities (1.31% of total net assets)                           632,163
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 48,172,833
                                                                                                       ============

                       Note: (a) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at October 31, 2005.
                             (b) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 98.78% of Total Net Assets

                    BEVERAGES - 9.62% of Total Net Assets
   $  800,000        2.125% Brown-Forman Corporation, 03-15-06 ..................................      $    793,576
    1,000,000        5.950% PepsiAmericas, Inc., 02-15-06 .......................................         1,004,610
                                                                                                       ------------
                                                                                                       $  1,798,186
                    DATA PROCESSING - 4.29% of Total Net Assets
      800,000        4.875% International Business Machines Corporation, 10-01-06 ...............      $    801,704
                                                                                                       ------------
                                                                                                       $    801,704
                    ELECTRICAL & ELECTRONICS - 4.30% of Total Net Assets
      800,000        6.125% Texas Instruments, Inc., 02-01-06 ...................................      $    802,880
                                                                                                       ------------
                                                                                                       $    802,880
                    FINANCIAL SERVICES - 15.10% of Total Net Assets
      800,000        7.200% Citicorp, 06-15-07 ..................................................      $    828,944
    1,000,000        2.000% General Electric Capital Corporation, 01-30-06 ......................           994,630
    1,000,000        4.000% International Lease Finance Company, 01-17-06 .......................           999,510
                                                                                                       ------------
                                                                                                       $  2,823,084
                    INSURANCE - 4.36% of Total Net Assets
      800,000        7.125% Aetna, Inc., 08-15-06 ...............................................      $    815,072
                                                                                                       ------------
                                                                                                       $    815,072
                    MANUFACTURING - 14.03% of Total Net Assets
      800,000        9.000% Caterpillar, Inc., 04-15-06 .........................................      $    815,952
      800,000        6.450% Dover Corporation, 11-15-05 .........................................           800,584
    1,000,000        5.500% Nike, Inc., 08-15-06 ................................................         1,006,820
                                                                                                       ------------
                                                                                                       $  2,623,356
                    PHARMACEUTICALS - 9.68% of Total Net Assets
      800,000        5.625% Abbott Laboratories, 07-01-06 .......................................      $    805,440
    1,000,000        5.625% Pfizer, Inc., 02-01-06 ..............................................         1,003,460
                                                                                                       ------------
                                                                                                       $  1,808,900

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PUBLISHING - 9.43% of Total Net Assets
   $  938,000        5.500% Gannett Company, Inc., 04-01-07 .....................................      $    946,883
      800,000        6.875% Tribune Company, 11-01-06 ...........................................           815,336
                                                                                                       ------------
                                                                                                       $  1,762,219
                    RETAIL - 9.70% of Total Net Assets
      900,000        5.950% Target Corporation, 05-15-06 ........................................      $    907,227
      900,000        5.450% Wal-Mart Stores, Inc., 08-01-06 .....................................           905,760
                                                                                                       ------------
                                                                                                       $  1,812,987
                    TELECOMMUNICATIONS - 9.68% of Total Net Assets
    1,000,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 ..............................      $  1,005,000
      800,000        5.375% Verizon Wireless Capital, LLC, 12-15-06 .............................           804,840
                                                                                                       ------------
                                                                                                       $  1,809,840
                    TOBACCO - 4.20% of Total Net Assets
      800,000        2.875% Fortune Brands, Inc., 12-01-06 ......................................      $    786,016
                                                                                                       ------------
                                                                                                       $    786,016
                    TRANSPORTATION - 4.39% of Total Net Assets
      800,000        7.125% Union Tank Car Company, 02-01-07 ....................................      $    820,352
                                                                                                       ------------
                                                                                                       $    820,352
                                                                                                       ------------
                       Total Portfolio -  98.78% of total net assets (identified cost $18,617,643)(a)  $ 18,464,596
                       Other assets, less liabilities (1.22% of total net assets)                           227,577
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 18,692,173
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 98.05% of Total Net Assets

                    CHEMICALS - 4.01% of Total Net Assets
     20,000          Air Products & Chemicals, Inc. .............................................      $  1,144,800
     75,000          Chemtura Corporation .......................................................           802,500
                                                                                                       ------------
                                                                                                       $  1,947,300
                    COMPUTER SOFTWARE - 8.96% of Total Net Assets
     40,000          Autodesk, Inc. .............................................................      $  1,805,200
     40,000          Computer Associates International, Inc. ....................................         1,118,800
     60,000          Symantec Corporation (a) ...................................................         1,431,000
                                                                                                       ------------
                                                                                                       $  4,355,000
                    CONSTRUCTION - 6.92% of Total Net Assets
     50,000          Ryland Group, Inc. .........................................................      $  3,365,000
                                                                                                       ------------
                                                                                                       $  3,365,000
                    DATA PROCESSING - 4.28% of Total Net Assets
     30,000          Agilent Technologies, Inc. (a) .............................................      $    960,300
     40,000          Hewlett-Packard Company ....................................................         1,121,600
                                                                                                       ------------
                                                                                                       $  2,081,900
                    ELECTRICAL & ELECTRONICS - 5.78% of Total Net Assets
     50,000          Intel Corporation ..........................................................      $  1,175,000
     40,000          National Semiconductor Corporation .........................................           905,200
    200,000          Sanmina SCI Corporation (a) ................................................           730,000
                                                                                                       ------------
                                                                                                       $  2,810,200
                    ENTERTAINMENT & LEISURE - 5.54% of Total Net Assets
     40,000          Disney (Walt) Company ......................................................      $    974,800
     25,000          Tribune Company ............................................................           787,750
     30,000          Viacom, Inc. Class A .......................................................           931,500
                                                                                                       ------------
                                                                                                       $  2,694,050
                    FINANCIAL SERVICES - 14.24% of Total Net Assets
     30,000          Bank of New York, Inc. .....................................................      $    938,700
     10,000          Bear Stearns Companies, Inc. ...............................................         1,058,000
     75,000          Janus Capital Group, Inc. ..................................................         1,316,250
     20,000          Morgan Stanley .............................................................         1,088,200
     75,000          Schwab (Charles) Corporation ...............................................         1,140,000
     25,000          State Street Corporation ...................................................         1,380,750
                                                                                                       ------------
                                                                                                       $  6,921,900
                    MANUFACTURING - 9.27% of Total Net Assets
     90,000          Dana Corporation ...........................................................      $    675,900
     20,000          Harley-Davidson, Inc. ......................................................           990,600
     12,000          Illinois Tool Works, Inc. ..................................................         1,017,120
     60,000          Mattel, Inc. ...............................................................           885,000
     15,000          Parker-Hannifin Corporation ................................................           940,200
                                                                                                       ------------
                                                                                                       $  4,508,820

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 15.44% of Total Net Assets
    170,000          Frontier Oil Corporation ...................................................      $  6,269,600
    140,000          Parker Drilling Company (a) ................................................         1,237,600
                                                                                                       ------------
                                                                                                       $  7,507,200
                    PHARMACEUTICALS - 6.93% of Total Net Assets
     20,000          Amgen, Inc. (a) ............................................................      $  1,515,200
     10,000          Biogen Idec, Inc. (a) ......................................................           406,300
     20,000          Genzyme Corporation (General) (a) ..........................................         1,446,000
                                                                                                       ------------
                                                                                                       $  3,367,500
                    RETAIL - 4.90% of Total Net Assets
     25,000          Costco Wholesale Corporation ...............................................      $  1,209,000
     30,000          Williams-Sonoma, Inc. (a) ..................................................         1,173,300
                                                                                                       ------------
                                                                                                       $  2,382,300
                    TRANSPORTATION - 4.53% of Total Net Assets
     50,000          Kansas City Southern (a) ...................................................      $  1,108,000
     60,000          Swift Transportation Company, Inc. (a) .....................................         1,095,000
                                                                                                       ------------
                                                                                                       $  2,203,000
                    MISCELLANEOUS - 7.25% of Total Net Assets
     20,000          Lockheed Martin Corporation ................................................      $  1,211,200
     35,000          Qualcomm, Inc. .............................................................         1,391,600
     25,000          Temple-Inland, Inc. ........................................................           920,750
                                                                                                       ------------
                                                                                                       $  3,523,550
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $26,025,962)         $ 47,667,720
                                                                                                       ------------
Principal Amount
----------------
                     REPURCHASE AGREEMENT — 2.13% of Total Net Assets
   $ 1,035,000        State Street Bank & Trust Company investment in a repurchase agreement,
                      purchased 10-31-05, 1.450%, maturing 11-01-05, maturity value $1,035,042(b)      $  1,035,000
                                                                                                       ------------
                        Total Repurchase Agreement (identified cost $ 1,035,000)                       $  1,035,000
                                                                                                       ------------

                        Total Portfolio — 100.18% of total net assets (identified cost $27,060,962)(c) $ 48,702,720
                        Liabilities, less other assets (.18% of total net assets)                           (87,282)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 48,615,438
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at October 31, 2005.
                              (c) Aggregate cost for federal income tax purposes.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS OCTOBER 31, 2005
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	12/05